Mandatory convertible bond issuance (Details Narrative) € / shares in Units, $ / shares in Units, $ in Thousands							9 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€) € / shares	Jun. 04, 2025	Mar. 19, 2025 USD ($) $ / shares	Mar. 19, 2025 EUR (€)	Mar. 12, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2025 EUR (€) € / shares	Mar. 19, 2025 EUR (€) € / shares
Debt Instrument [Line Items]
Probability			6.00%	4.00%	4.00%
Financial expenses | €									€ 400,000
Debt instrument fair value | €		€ 7,603,000						€ 7,603,000	€ 7,603,000	€ 7,500,000
PV	$ 8,927	€ 7,603,000		$ 8,165	€ 7,500,000
Expected recovery rate for cash proceeds									15.00%
Cash recovery	$ 1,320
Profit loss in PV							$ 762	€ 103,000
Investment round [Member]
Debt Instrument [Line Items]
Event date	Jun. 30, 2026	Jun. 30, 2026		Mar. 31, 2026	Mar. 31, 2026
Discount rate	6.70%	6.70%		7.30%	7.30%
Probability	2.50%	2.50%		2.50%	2.50%
Average bond balance	$ 9,493			$ 8,678
Average payoff balance	9,900			9,321
PV factor | € / shares		€ 0.9684						€ 0.9684	€ 0.9684	€ 0.9299
PV	$ 240			$ 217
Change of Control [Member]
Debt Instrument [Line Items]
Event date	Dec. 31, 2027	Dec. 31, 2027		Dec. 31, 2027	Dec. 31, 2027
Discount rate	6.70%	6.70%		7.30%	7.30%
Probability	5.00%	5.00%		5.00%	5.00%
Average bond balance	$ 10,299			$ 9,548
Average payoff balance	10,179			9,776
PV factor | € / shares		€ 0.8784						0.8784	0.8784	0.8221
PV	$ 447			$ 402
Maturity [Member]
Debt Instrument [Line Items]
Event date	Mar. 19, 2028	Mar. 19, 2028		Mar. 19, 2028	Mar. 19, 2028
Discount rate	6.70%	6.70%		7.30%	7.30%
Probability	90.00%	90.00%		90.00%	90.00%
Average bond balance	$ 10,414			$ 9,656
Average payoff balance	10,530			10,317
PV factor | € / shares		€ 0.8663						0.8663	0.8663	0.8098
PV	$ 8,210			$ 7,519
Dissolution [Member]
Debt Instrument [Line Items]
Event date	Dec. 31, 2026	Dec. 31, 2026		Sep. 30, 2026	Sep. 30, 2026
Discount rate	6.70%	6.70%		7.30%	7.30%
Probability	2.50%	2.50%		2.50%	2.50%
Average bond balance	$ 9,763			$ 8,927
Average payoff balance	1,321			1,225
PV factor | € / shares		€ 0.9372						€ 0.9372	€ 0.9372	€ 0.8977
PV	$ 31			$ 27
Mandatory Convertible Bond [Member]
Debt Instrument [Line Items]
Payment for bonds | €					€ 20,000,000	€ 20,000,000
Instrument term	2 years 2 months 12 days	2 years 2 months 12 days		3 years	3 years
Event date				Mar. 19, 2028	Mar. 19, 2028
Conversion formula				55% based on the 90-day VWAP of ADS + 45% based on the fair market value	55% based on the 90-day VWAP of ADS + 45% based on the fair market value
Conversion price cap | $ / shares				$ 17.64
Equity cap	29	29		29	29
Probability				6.00%	6.00%
Debt, weighted average interest rate										55.00%
Debt instrument fair value interest rate										45.00%
lock-up				Converted shares are subject to lock-up (2 years, or 1 year if converted early)	Converted shares are subject to lock-up (2 years, or 1 year if converted early)
Mandatory Convertible Bond [Member] | Maximum [Member]
Debt Instrument [Line Items]
Discount rate				6.00%	6.00%
Mandatory Convertible Bond [Member] | Minimum [Member]
Debt Instrument [Line Items]
Discount rate				3.00%	3.00%
Mandatory Convertible Bond [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Debt Instrument [Line Items]
Payment for bonds | €					€ 7,500,000
Mandatory Convertible Bond [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Debt Instrument [Line Items]
Payment for bonds | €					€ 12,500,000